Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Revenue Recognition (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Concentrations of credit risk
Number of reportable segments | segment			2
Contract liabilities	$ 1.0		$ 0.4	$ 0.5
Contract with customer, liability, revenue recognized	$ 0.4	$ 0.5	$ 0.5	$ 1.3
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]			true
Minimum
Concentrations of credit risk
Payment term			30 days
Maximum
Concentrations of credit risk
Payment term			90 days